Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 17,002.1		$ 14,175.2
Impairment				$ 13.5
Ending balance	20,653.0	$ 690.5	17,002.1	14,175.2
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	54,020.9		46,994.3	43,184.0
Additions	9,237.8		7,105.0	4,268.2
Retirements				(75.2)
Disposals or retirements	(260.9)		(217.9)
Reclassification				(10.3)
Effect of disposal of subsidiary				(21.2)
Effect of exchange rate changes	(122.5)		139.5	(351.2)
Ending balance	62,875.3		54,020.9	46,994.3
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	37,018.8		32,819.1	28,569.2
Additions	5,472.4		4,421.4	4,346.7
Retirements				(75.2)
Disposals or retirements	(258.6)		(217.8)
Reclassification				(9.7)
Impairment				13.5
Effect of disposal of subsidiary				(21.1)
Effect of exchange rate changes	(10.3)		(3.9)	(4.3)
Ending balance	42,222.3		37,018.8	32,819.1
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,795.5		5,648.7
Ending balance	5,693.4		5,795.5	5,648.7
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,795.5		5,648.7	6,008.0
Effect of disposal of subsidiary				(13.5)
Effect of exchange rate changes	(102.1)		146.8	(345.8)
Ending balance	5,693.4		5,795.5	5,648.7
Goodwill [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment				13.5
Effect of disposal of subsidiary				(13.5)
Technology license fees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,218.5		2,748.4
Ending balance	6,031.2		2,218.5	2,748.4
Technology license fees [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,974.5		10,443.3	9,546.0
Additions	4,879.6		533.7	897.9
Effect of exchange rate changes	0.9		(2.5)	(0.6)
Ending balance	15,855.0		10,974.5	10,443.3
Technology license fees [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,756.0		7,694.9	6,147.2
Additions	1,066.9		1,063.6	1,548.3
Effect of exchange rate changes	0.9		(2.5)	(0.6)
Ending balance	9,823.8		8,756.0	7,694.9
Software and system design costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,570.9		4,809.6
Ending balance	6,521.9		6,570.9	4,809.6
Software and system design costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	29,594.6		25,186.3	22,243.6
Additions	3,710.4		4,601.9	3,021.1
Retirements				(75.2)
Disposals or retirements	(260.9)		(186.7)
Reclassification				7.7
Effect of disposal of subsidiary				(7.7)
Effect of exchange rate changes	(20.1)		(6.9)	(3.2)
Ending balance	33,024.0		29,594.6	25,186.3
Software and system design costs [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23,023.7		20,376.7	18,144.5
Additions	3,747.3		2,835.3	2,310.7
Retirements				(75.2)
Disposals or retirements	(258.6)		(186.6)
Reclassification				7.4
Effect of disposal of subsidiary				(7.6)
Effect of exchange rate changes	(10.3)		(1.7)	(3.1)
Ending balance	26,502.1		23,023.7	20,376.7
Patent and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,417.2		968.5
Ending balance	2,406.5		2,417.2	968.5
Patent and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,656.3		5,716.0	5,386.4
Additions	647.8		1,969.4	349.2
Disposals or retirements			(31.2)
Reclassification				(18.0)
Effect of exchange rate changes	(1.2)		2.1	(1.6)
Ending balance	8,302.9		7,656.3	5,716.0
Patent and others [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,239.1		4,747.5	4,277.5
Additions	658.2		522.5	487.7
Disposals or retirements			(31.2)
Reclassification				(17.1)
Effect of exchange rate changes	(0.9)		0.3	(0.6)
Ending balance	$ 5,896.4		$ 5,239.1	$ 4,747.5